Exhibit 99.38

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
4000000777	XXXX	Securitized	1	1	1	1	Verified employment history - borrower has xxxx;	TRID 0133 Missing Home Loan Toolkit - Not provided. - Lender provided e-sign as proof Toolkit was provided to the borrower.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC xxxx for appraisal increase--

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - xxxx - Lender provided the COC for the xxxx CD which cleared the increase in fees issue.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC xxxx for increase to mortgage recording fee--

The total amount of Closing Disclosure 10% Category fees (xxxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xxxx, ($xxxx). The total amount of fees in this category cannot exceed ($xxxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - Lender provided the COC for the xxxx CD which cleared the 10% issue.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - 9/8-remove, rounding issue.

TRID 0171 Missing valid Change of Circumstance(s)

4000001646	XXXX	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Verified reserves - XXXX months verified reserves;			CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property; xxxx - Lender provided a copy of the CD, Note, Taxes and ins. for xxxx
4000001889	XXXX	Securitized	1	1	1	1	Verified reserves - XXXX Months of liquid reserves.; Low LTV/CLTV/HCLTV - LTV/CLTV XXXX%;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD pXXXX Disbursement Date is XXXX, which is before ROR expiration date XXXX pXXXX. - XXXX Updated, post-close CD reflects disbursement date of XXXX, which is dated after ROR expiration date.

6000067990	XXXX	Securitized	1	1	1	1	Low DTI - Borrower verified DTI is <30%; Minimal outstanding debt - Borrower consumer debt is <3% of total DTI;	TITL 0011 Missing Title Holder Name from Title Evidence - Preliminary report does not indicate Trust or revised Trustee XXXX as proposed insured. Public records search on parties not provided. - XXXX Supplemental Escrow Instructions reflect title to be vested in trust.

INS 0001 Missing Sufficient Evidence of Insurance - Hazard insurance policy is dates effective XXXX while Closing Documents were executed and funds disbursed XXXX. - XXXX Update HOI received.

NMLS 0007 NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2)) - NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure XXXX) only provided for lender. - Final CD Dated XXXX reflects the NMLS Originator ID.

CRED 0003 Credit Score (FICO) exception - Jumbo XXXX matrix requires a minimum XXXX credit scores.  Subject XXXX is XXXX.  XXXX pt. credit score exception. - XXXX Lender provided XXXX matrix that reflects XXXX down to XXXX.

POA 0010 Power of Attorney is Incomplete - Loan has closed in the name of XXXX with XXXX and XXXX  and with Borrower as trustee per trust document provided pXXXX and executed XXXX. Attorney letter on pXXXX executed same day grants XXXX limited PoA and assigns XXXX as trustee in conflict with Trust documents. Document is not executed by borrower as the previously assigned trustee or by other trustor.  - XXXX Copy of the XXXX provided.

CRED 0083 Asset Documentation is Insufficient - Earnest Money deposit in the amount of $XXXX not sourced from originating bank statement. Gift funds in the amount of $XXXX are reflected on final CD but receipt confirmation from title not provided in file.  - XXXX EM wire sourced from OCCU on XXXX.

6000067993	XXXX	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrowers have XXXX reserves with nearly $XXXX liquid assets; Verified employment history - Both borrowers have XXXX same employer;			CRED 0072 VVOE dated outside of required timeframe - WVOE on pXXXX is dated XXXX and is more than XXXX days outside of funding date of XXXX. No VVOE present in file. - XXXX Lender provided via TWN.
6000067989	XXXX	Securitized	1	1	1	1	Verified employment history - CB has XXXX with same employer;	FLOOD 0007 Missing Flood Insurance Cert. - Flood cert not provided in file - Flood Cert received.

CRED 0072 VVOE dated outside of required timeframe - WVOE provided on XXXX for CB is outside XXXX days of funding date. No VVOE provided in file.  - XXXX VVOE received

													ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Loan funded same day as RTC expiration date of XXXX. - XXXX Lender provided updated CD showing loan disbursed XXXX.